                                  Law Offices
                          DRINKER BIDDLE & REATH LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                           Telephone: (215) 988-2700
                              Fax: (215) 988-2757

                                 March 1, 1999


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                                Re:  The Commerce Funds, Inc.
                                     Registration No. 33-80966/811-8598
                                     ----------------------------------

Ladies and Gentlemen:

        On behalf of The Commerce Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that: (i) the form of Prospectuses and Statement of Additional Information dated March 1, 1999 for the Trust that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA # 9"), which was filed on February 24, 1999; and (ii) the text of PEA #9 has been filed electronically.


                                                Sincerely,

                                                /s/ Diana E. McCarthy
                                                ---------------------
                                                Diana E. McCarthy